Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 534,368	$ 485,164
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	346,081	316,651
Forward contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	113,398	99,006
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	30,125	21,811
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	25,123	27,290
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	19,641	20,406
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	409,999	357,823
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	239,747	204,773
Option contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	101,737	88,899
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	35,690	26,147
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 32,825	$ 38,004